N-4	May 01, 2023
Prospectus:
Document Type	N-4
Entity Registrant Name	VARIABLE SEPARATE ACCOUNT
Entity Central Index Key	0000729522
Entity Investment Company Type	N-4
Document Period End Date	May 01, 2023
Amendment Flag	false
Polaris Advisory VA (Version 1) 333-223017
Prospectus:
Temporary Fee Reductions, Current Expenses [Text Block]	This Underlying Fund is subject to an expense reimbursement or fee waiver arrangement resulting in a temporary expense reduction. For additional information, see the Underlying Fund prospectus available online at www.corebridgefinancial.com/ProductProspectusesor by calling (855) 421-2692.
Polaris Advisory VA (Version 1) 333-223017 | SAAllocationBalancedPortfolioClass1Member
Prospectus:
Portfolio Company Name [Text Block]	SA Allocation Balanced Portfolio
Current Expenses [Percent]	0.76%
Polaris Advisory VA (Version 1) 333-223017 | SAAllocationGrowthPortfolioClass1Member
Prospectus:
Portfolio Company Name [Text Block]	SA Allocation Growth Portfolio
Current Expenses [Percent]	0.80%
Polaris Advisory VA (Version 1) 333-223017 | SAAllocationModerateGrowthPortfolioClass1Member
Prospectus:
Portfolio Company Name [Text Block]	SA Allocation Moderate Growth Portfolio
Current Expenses [Percent]	0.78%
Polaris Advisory VA (Version 1) 333-223017 | SAAllocationModeratePortfolioClass1Member
Prospectus:
Portfolio Company Name [Text Block]	SA Allocation Moderate Portfolio
Current Expenses [Percent]	0.77%
Polaris Advisory VA (Version 1) 333-223017 | SAAmericanCenturyInflationProtectionPortfolioClass1Member
Prospectus:
Portfolio Company Name [Text Block]	SA American Century Inflation Protection Portfolio
Current Expenses [Percent]	0.66%
Polaris Advisory VA (Version 1) 333-223017 | SAPutnamAssetAllocationDiversifiedGrowthPortfolioClass1Member
Prospectus:
Portfolio Company Name [Text Block]	SA Putnam Asset Allocation Diversified Growth Portfolio
Current Expenses [Percent]	0.90%